Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 4,690,480	$ 1,836,812	$ (17,940,037)	$ 5,166,031
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,735,941	1,433,887	(21,484,904)	6,906,742
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	558,365	(2,720,639)	5,631,632	(7,237,631)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(423,446)	666,787	396,644	2,042,448
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,714,375)	486,712	(2,327,348)	8,779,195
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	53,480	(173,010)	325,110	52,890
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	553,805	(256,472)	202,998	(765,131)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,592	294,503	(249,480)	220,704
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,706,520	3,136,006	(25,464,460)	3,814,267
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 1,954,539	$ 402,925	$ 3,544,867	$ (1,740,711)